                                                                  FORWARD FUNDS








SEMI-ANNUAL REPORT


June 30, 2002

_______________________________________________________________________________
                                      [_]

                                                              Table of Contents

                  Shareholder Letter......................  1

                  Portfolios of Investments...............  3

                  Statement of Assets and Liabilities..... 17

                  Statement of Operations................. 19

                  Statements of Changes in Net Assets..... 21

                  Financial Highlights.................... 26

                  Notes to Financial Statements........... 35



This report is intended for current shareholders of the Forward Funds. It is authorized for distribution to prospective investors only if preceded or accompanied by a prospectus. Please read it carefully before investing. The Funds are distributed by PFPC Distributors, Inc.


_______________________________________________________________________________
                                                                  June 30, 2002

_______________________________________________________________________________
                                      [_]

Dear Shareholders,

Most investors continued to see red during the first six months of 2002. Major stock market indices showed mixed results for three months, before plunging in April, May and June. The final outcome was negative returns of 7.77%, 13.79% and 24.98% for the Dow Jones Industrial Average, the S&P 500 and the NASDAQ, respectively. Other areas of the market performed better, but general pessimism dominated the first half of this year.

Of course, there was plenty to be unhappy about. We found Enron was not an isolated case and allegations of corporate fraud at WorldCom, Xerox and Tyco hit the front pages. In response to accounting deception, poor earnings, the threat of terrorism and global instability, investors started a selling frenzy; selling individual stocks and even mutual fund shares. Mutual funds maintained net inflows until June when impatient investors pulled $18 billion out of stock funds.

We thank the many investors who have stayed the course in the Forward Funds family. Redemptions were limited as a percentage of the total assets we manage. We share your faith that the stock market will eventually turn around and reward you for your patience. We also want to remind you that, in the past, U.S. markets have experienced strong recoveries after serious downturns. The first days of a recovery can be the best days.

The following pages of this report will provide information on the performance of the Forward Funds. Although our funds have performed relatively well versus their benchmark indices, we continue to seek higher absolute returns. With that said, we did have a fund with positive returns in the first half of the year - the Forward Uniplan Real Estate Investment Fund. The stocks of these real estate-oriented firms have stood up well during these difficult times.

The short-term prognosis for real estate securities and the rest of the markets is always unclear, but our long-term message remains consistent. Owning a combination of large company stocks, small company stocks, real estate stocks and international stocks will prepare you for the recoveries we expect in both the domestic and international markets.

_______________________________________________________________________________
June 30, 2002
                                      1

_______________________________________________________________________________
                                      [_]


In May of 2002 we made it easier for you to participate in those markets. We reduced our minimum initial investment amount to $100 - one of the lowest in the mutual fund industry. We made the subsequent investment minimum $25 so you could add money to your existing account or establish a systematic investment program. If you see the recent sell off as an opportunity, these low minimums should help you get invested.

Sincerely,

Forward Funds, Inc.


Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. REIT securities may be subject to special risks, such as declining real estate values.

_______________________________________________________________________________
                                                                  June 30, 2002
                                      2

_______________________________________________________________________________

                                            Forward Garzarelli U.S. Equity Fund
                                           Portfolio of Investments (Unaudited)

                                                            Value
            Shares                                         (Note 2)
            ------                                        ----------
            COMMON STOCKS - 99.96%
                   Aerospace / Defense - 2.00%
            10,000 Boeing Co............................. $  450,000
                                                          ----------
                   Apparel and Textiles - 2.12%
            15,000 Liz Claiborne, Inc....................    477,000
                                                          ----------
                   Banking - 8.20%
             7,500 Bank of America Corp..................    527,700
             8,000 Comerica, Inc.........................    491,200
            15,000 FleetBoston Financial Corp............    485,250
            10,000 J.P. Morgan Chase & Co................    339,200
                                                          ----------
                                                           1,843,350
                                                          ----------
                   Business and Consumer Services - 3.26%
            13,000 AOL Time Warner, Inc. *...............    191,230
            15,000 Cendant Corp. *.......................    238,200
               100 TMP Worldwide, Inc. *.................      2,150
            16,000 Walt Disney Co........................    302,400
                                                          ----------
                                                             733,980
                                                          ----------
                   Capital Goods and Construction - 1.98%
             3,000 Centex Corp...........................    173,370
            10,000 Masco Corp............................    271,100
                                                          ----------
                                                             444,470
                                                          ----------
                   Chemicals - 2.45%
            10,000 Engelhard Corp........................    283,200
             8,000 Lubrizol Corp.........................    268,000
                                                          ----------
                                                             551,200
                                                          ----------
                   Consumer Cyclical - 12.06%
            13,000 ConAgra Foods, Inc....................    359,450
             1,833 Energizer Holdings, Inc. *............     50,261
            10,000 Fortune Brands, Inc...................    560,000
            10,000 Kellogg Co............................    358,600
            15,000 Kroger Co. *..........................    298,500

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      3

_______________________________________________________________________________

Forward Garzarelli U.S. Equity Fund
Portfolio of Investments (Unaudited)

                                                        Value
                Shares                                 (Note 2)
                ------                                ----------
                       Consumer Cyclical (continued)
                14,000 McDonald's Corp............... $  398,300
                 9,000 Philip Morris Cos., Inc.......    393,120
                15,100 Ruby Tuesday, Inc.............    292,940
                                                      ----------
                                                       2,711,171
                                                      ----------
                       Consumer Durables - 1.66%
                 3,000 General Motors Corp...........    160,350
                 5,000 Maytag Corp...................    213,250
                                                      ----------
                                                         373,600
                                                      ----------
                       Energy - 6.00%
                 6,000 ChevronTexaco Corp............    531,000
                10,000 Conoco, Inc...................    278,000
                 6,500 Exxon Mobil Corp..............    265,980
                 6,207 Valero Energy Corp............    232,266
                 7,000 Williams Cos., Inc............     41,930
                                                      ----------
                                                       1,349,176
                                                      ----------
                       Finance - 11.31%
                 7,000 Bear Stearns Cos., Inc........    428,400
                12,666 Citigroup, Inc................    490,807
                 7,000 Fannie Mae....................    516,250
                 6,000 Lehman Brothers Holdings, Inc.    375,120
                 7,000 MBNA Corp.....................    231,490
                13,500 Washington Mutual, Inc........    500,985
                                                      ----------
                                                       2,543,052
                                                      ----------
                       Health Care - 13.16%
                15,000 Abbott Laboratories...........    564,750
                 6,000 Barr Laboratories, Inc. *.....    381,180
                 6,000 Biogen, Inc. *................    248,580
                10,000 Merck & Co., Inc..............    506,400
                12,000 Mylan Laboratories, Inc.......    376,200
                20,000 Pfizer, Inc...................    700,000
                 2,000 UnitedHealth Group, Inc.......    183,100
                                                      ----------
                                                       2,960,210
                                                      ----------

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                            Forward Garzarelli U.S. Equity Fund
                                           Portfolio of Investments (Unaudited)

                                                     Value
                  Shares                            (Note 2)
                  ------                           ----------
                         Manufacturing - 4.65%
                  10,000 Crane Co................. $  253,800
                  14,000 General Electric Co......    406,700
                   8,700 PACCAR, Inc..............    386,193
                                                   ----------
                                                    1,046,693
                                                   ----------
                         Metals and Mining - 1.47%
                  10,000 Alcoa, Inc...............    331,500
                                                   ----------
                         Retail - 5.67%
                   6,000 Home Depot, Inc..........    220,380
                   5,000 Lowe's Cos., Inc.........    227,000
                   7,500 Sears, Roebuck and Co....    407,250
                   9,000 Target Corp..............    342,900
                   1,400 Wal-Mart Stores, Inc.....     77,014
                                                   ----------
                                                    1,274,544
                                                   ----------
                         Technology - 15.58%
                   9,000 Adobe Systems, Inc.......    256,500
                   6,500 Analog Devices, Inc. *...    193,050
                  10,000 Applied Materials, Inc. *    190,200
                  18,000 Dell Computer Corp. *....    470,520
                  21,000 EMC Corp. *..............    158,550
                  13,000 Intel Corp...............    237,510
                     220 McDATA Corp., Class A *..      1,938
                  15,000 Microsoft Corp. *........    820,500
                  35,000 Oracle Corp. *...........    331,450
                   8,000 PerkinElmer, Inc.........     88,400
                  25,000 Sanmina-SCI Corp. *......    157,750
                  40,000 Solectron Corp. *........    246,000
                  22,000 Sun Microsystems, Inc. *.    110,220
                  10,000 Texas Instruments, Inc...    237,000
                     200 VERITAS Software Corp. *.      3,958
                                                   ----------
                                                    3,503,546
                                                   ----------

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      5

_______________________________________________________________________________

Forward Garzarelli U.S. Equity Fund
Portfolio of Investments (Unaudited)

                                                           Value
            Shares                                        (Note 2)
            ------                                       -----------
                   Telecommunications - 6.03%
             5,000 AT&T Corp............................ $    53,500
             1,609 AT&T Wireless Services, Inc. *.......       9,413
             1,058 Avaya, Inc. *........................       5,237
            14,000 BellSouth Corp.......................     441,000
            20,000 Cisco Systems, Inc. *................     279,000
               300 Deutsche Telekom AG, ADR.............       2,793
            15,000 Scientific-Atlanta, Inc..............     246,750
            30,000 Sprint Corp. -- FON Group............     318,300
             5,756 Williams Communications Group, Inc. *         121
                                                         -----------
                                                           1,356,114
                                                         -----------
                   Tobacco - 0.24%
             1,600 UST, Inc.............................      54,400
                                                         -----------
                   Transportation - 0.85%
             3,000 Union Pacific Corp...................     189,840
                                                         -----------
                   Waste Disposal - 1.27%
            15,000 Republic Services, Inc. *............     286,050
                                                         -----------
                   Total Common Stocks..................  22,479,896
                                                         -----------
                   (Cost $24,616,384)

            TOTAL INVESTMENTS - 99.96%..................  22,479,896
                                                         -----------
            (Cost $24,616,384)

            NET OTHER ASSETS AND LIABILITIES - 0.04%....       8,097
                                                         -----------

            NET ASSETS - 100.00%........................ $22,487,993
                                                         ===========

------------------
*   Non-income producing security.
ADR American Depository Receipt

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                   Forward Hansberger International Growth Fund
                                           Portfolio of Investments (Unaudited)

                                                             Value
           Shares                                           (Note 2)
           ------                                          ----------
           COMMON STOCKS - 95.36%
                    Belgium - 1.67%
             1,000  Dexia, Belgium........................ $   15,476
            18,000  Dexia, France.........................    277,503
                                                           ----------
                                                              292,979
                                                           ----------
                    Brazil - 1.09%
            10,200  Petroleo Brasileiro SA, ADR...........    192,372
                                                           ----------
                    Canada - 5.18%
            13,600  Manulife Financial Corp...............    388,960
            11,400  Suncor Energy, Inc....................    203,604
            13,500  Toronto-Dominion Bank.................    317,250
                                                           ----------
                                                              909,814
                                                           ----------
                    China - 2.99%
            21,800  China Mobile (Hong Kong), Ltd., ADR *.    318,716
             6,400  Huaneng Power International, Inc., ADR    206,208
                                                           ----------
                                                              524,924
                                                           ----------
                    Denmark - 3.02%
             9,200  NEG Micon A/S *.......................    281,320
             9,200  Vestas Wind Systems A/S...............    249,519
                                                           ----------
                                                              530,839
                                                           ----------
                    Finland - 2.74%
            33,200  Nokia Oyj, ADR........................    480,736
                                                           ----------
                    France - 12.76%
             2,600  Aventis SA, ADR.......................    183,118
            13,300  Axa, ADR..............................    241,661
             2,987  Clarins SA............................    172,725
             9,000  Essilor International SA..............    365,945
             4,100  Schneider Electric SA.................    220,482
             6,100  STMicroelectronics NV, NY Shares......    148,413
             1,400  Technip-Coflexip SA...................    147,393
             7,600  Thomson Multimedia *..................    179,767
             7,200  TotalFinaElf SA, ADR..................    582,480
                                                           ----------
                                                            2,241,984
                                                           ----------

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      7

_______________________________________________________________________________

Forward Hansberger International Growth Fund
Portfolio of Investments (Unaudited)

                                                              Value
         Shares                                              (Note 2)
         ------                                             ----------
                  Germany - 10.89%
           6,500  Adidas-Salomon AG........................ $  534,108
           6,000  Deutsche Boerse AG.......................    255,400
           3,600  E.On AG, ADR.............................    208,872
           5,500  SAP AG, ADR..............................    133,595
           4,900  Schering AG..............................    308,655
           8,840  SGL Carbon AG *..........................    158,460
           5,400  Wella AG.................................    313,057
                                                            ----------
                                                             1,912,147
                                                            ----------
                  Hong Kong - 2.69%
         246,390  Esprit Holdings, Ltd.....................    472,265
                                                            ----------
                  India - 0.79%
           2,700  Infosys Technologies, Ltd., ADR..........    138,240
                                                            ----------
                  Ireland - 3.24%
          27,000  Bank of Ireland..........................    336,257
           4,200  DePfa Bank Plc...........................    232,289
                                                            ----------
                                                               568,546
                                                            ----------
                  Israel - 1.56%
           4,100  Teva Pharmaceutical Industries, Ltd., ADR    273,798
                                                            ----------
                  Italy - 1.72%
          66,700  UniCredito Italiano SpA..................    301,706
                                                            ----------
                  Japan - 15.10%
          10,000  Canon, Inc...............................    377,953
           8,000  Fujisawa Pharmaceutical Co., Ltd.........    191,563
           7,000  Honda Motor Co., Ltd.....................    283,840
           8,800  Nitto Denko Corp.........................    288,546
             205  NTT DoCoMo, Inc..........................    504,563
           8,200  ORIX Corp., ADR..........................    332,920
           1,600  Rohm Co., Ltd............................    238,820
           5,000  Shin-Etsu Chemical Co., Ltd..............    214,841
           5,000  Takeda Chemical Industries, Ltd..........    219,430
                                                            ----------
                                                             2,652,476
                                                            ----------

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                   Forward Hansberger International Growth Fund
                                           Portfolio of Investments (Unaudited)

                                                               Value
       Shares                                                 (Note 2)
       ------                                                -----------
               Mexico - 1.09%
        8,000  Coca-Cola Femsa, SA de CV, ADR............... $   192,000
                                                             -----------
               Netherlands - 8.71%
       11,645  Aegon NV, American Registered Shares.........     236,976
       11,010  ING Groep NV.................................     282,718
       12,889  Koninklijke (Royal) Philips Electronics NV...     359,863
        6,100  Unilever NV, NY Shares.......................     395,280
       37,500  Vodafone Libertel NV *.......................     255,178
                                                             -----------
                                                               1,530,015
                                                             -----------
               Norway - 1.29%
       28,900  Tomra Systems ASA............................     227,225
                                                             -----------
               South Korea - 1.87%
        1,200  Samsung Electronics Co., Ltd.................     328,190
                                                             -----------
               Spain - 0.87%
       18,298  Telefonica, SA *.............................     153,608
                                                             -----------
               Switzerland - 0.90%
       10,700  Adecco SA, ADR...............................     158,895
                                                             -----------
               Taiwan - 0.84%
       11,352  Taiwan Semiconductor Manufacturing Co., Ltd.,
               ADR *........................................     147,576
                                                             -----------
               United Kingdom - 14.35%
       29,100  Amvescap, Plc................................     237,092
       47,600  BHP Billiton, Plc............................     259,393
       53,000  Centrica, Plc................................     164,002
        5,500  GlaxoSmithKline, Plc, ADR....................     237,270
       26,500  Lloyds TSB Group, Plc........................     263,776
       16,000  Pearson, Plc.................................     159,139
       12,000  Reckitt Benckiser, Plc.......................     215,295
       29,200  Smith & Nephew, Plc..........................     162,017
       24,500  Standard Chartered, Plc......................     261,421
       28,500  Vodafone Group, Plc, ADR.....................     389,025
        3,900  WPP Group, Plc, ADR..........................     171,916
                                                             -----------
                                                               2,520,346
                                                             -----------
               Total Common Stocks..........................  16,750,681
                                                             -----------
               (Cost $17,709,907)

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      9

_______________________________________________________________________________

Forward Hansberger International Growth Fund
Portfolio of Investments (Unaudited)

                     PREFERRED STOCKS - 2.09%
                                 Germany - 2.09%
                     770         Porsche AG.................. $   366,927
                                                              -----------
                                 Total Preferred Stocks......     366,927
                                                              -----------
                                 (Cost $225,170)
                     TOTAL INVESTMENTS - 97.45%..............  17,117,608
                                                              -----------
                     (Cost $17,935,077)
                     NET OTHER ASSETS AND LIABILITIES - 2.55%     448,350
                                                              -----------
                     TOTAL NET ASSETS - 100.00%.............. $17,565,958
                                                              ===========
                     ------------------
                     *     Non-income producing security.
                     ADR  American Depositary Receipt

OTHER INFORMATION:
Industry Concentration as a Percentage of Net Assets:

                                                  % of Net Assets
                Finance..........................      22.67%
                Consumer Discretionary...........      14.39%
                Information Technology...........      11.35%
                Health Care......................      11.05%
                Telecommunications...............       9.23%
                Industrial.......................       8.12%
                Consumer Staples.................       7.33%
                Energy...........................       6.41%
                Materials........................       3.60%
                Utilities........................       3.30%
                Net Other Assets and Liabilities.       2.55%
                                                      ------
                TOTAL NET ASSETS.................     100.00%
                                                      ======

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                           Forward Hoover Small Cap Equity Fund
                                           Portfolio of Investments (Unaudited)

                                                  Value
Shares                                           (Note 2)
-------                                         ----------
COMMON STOCKS - 95.28%
        Aerospace / Defense - 3.54%
 58,400 Armor Holdings, Inc. *................. $1,489,200
 53,700 SkyWest, Inc...........................  1,256,043
 67,500 Teledyne Technologies, Inc. *..........  1,400,625
                                                ----------
                                                 4,145,868
                                                ----------
        Apparel and Textiles - 1.10%
 43,700 Reebok International, Ltd. *...........  1,289,150
                                                ----------
        Auto Related - 2.46%
 26,100 Superior Industries International, Inc.  1,207,125
119,800 Tower Automotive, Inc. *...............  1,671,210
                                                ----------
                                                 2,878,335
                                                ----------
        Banking - 4.28%
 27,400 City National Corp.....................  1,472,750
 83,600 CVB Financial Corp.....................  1,898,556
 62,000 Silicon Valley Bancshares *............  1,634,320
                                                ----------
                                                 5,005,626
                                                ----------
        Business and Consumer Services - 5.15%
 82,700 Fairmont Hotels & Resorts, Inc.........  2,132,006
 48,100 First Health Group Corp. *.............  1,348,724
 53,400 ITT Educational Services, Inc. *.......  1,164,120
 69,400 Sylvan Learning Systems, Inc. *........  1,383,836
                                                ----------
                                                 6,028,686
                                                ----------
        Capital Goods and Construction - 3.83%
 18,000 Beazer Homes USA, Inc. *...............  1,440,000
 48,450 Granite Construction, Inc..............  1,225,785
 51,900 Standard Pacific Corp..................  1,820,652
                                                ----------
                                                 4,486,437
                                                ----------
        Consumer Cyclical - 1.87%
 71,600 Callaway Golf Co.......................  1,134,144
 57,300 Shuffle Master, Inc. *.................  1,052,601
                                                ----------
                                                 2,186,745
                                                ----------
        Consumer Non-Cyclical - 7.28%
 25,600 American Italian Pasta Co., Class A *..  1,305,344
 63,000 International Multifoods Corp. *.......  1,638,000

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      11

_______________________________________________________________________________

Forward Hoover Small Cap Equity Fund
Portfolio of Investments (Unaudited)

                                                             Value
         Shares                                             (Note 2)
         -------                                           -----------
                 Consumer Non-Cyclical (continued)
         117,300 Oakley, Inc. *........................... $ 2,041,020
          56,100 United Natural Foods, Inc. *.............   1,093,950
          28,100 Weis Markets, Inc........................   1,032,675
          29,200 Whole Foods Market, Inc. *...............   1,408,024
                                                           -----------
                                                             8,519,013
                                                           -----------
                 Energy - 16.72%
          28,000 Atwood Oceanics, Inc. *..................   1,050,000
          50,800 Dril-Quip, Inc. *........................   1,267,460
          42,400 Evergreen Resources, Inc. *..............   1,802,000
          73,700 Grant Prideco, Inc. *....................   1,002,320
          33,100 Helmerich & Payne, Inc...................   1,182,332
         105,900 Key Energy Services, Inc. *..............   1,111,950
          61,600 National-Oilwell, Inc. *.................   1,296,680
         149,700 Newpark Resources, Inc. *................   1,100,295
          59,200 Patterson-UTI Energy, Inc. *.............   1,671,216
          47,400 Spinnaker Exploration Co. *..............   1,707,348
          78,700 TETRA Technologies, Inc. *...............   2,089,485
               3 Varco International, Inc. *..............          53
          67,900 Westport Resources Corp. *...............   1,113,560
          77,400 Willbros Group, Inc. *...................   1,315,800
          90,000 XTO Energy, Inc..........................   1,854,000
                                                           -----------
                                                            19,564,499
                                                           -----------
                 Finance - 2.66%
          46,700 Gabelli Asset Management, Inc., Class A *   1,704,550
          28,500 Legg Mason, Inc..........................   1,406,190
                                                           -----------
                                                             3,110,740
                                                           -----------
                 Health Care - 6.02%
          25,700 Cooper Cos., Inc.........................   1,210,470
          74,800 Eon Labs, Inc. *.........................   1,330,692
          44,300 Mid Atlantic Medical Services, Inc. *....   1,388,805
          32,400 Varian Medical Systems, Inc. *...........   1,313,820
          55,200 Zoll Medical Corp. *.....................   1,795,656
                                                           -----------
                                                             7,039,443
                                                           -----------

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                           Forward Hoover Small Cap Equity Fund
                                           Portfolio of Investments (Unaudited)

                                                           Value
           Shares                                         (Note 2)
           ------                                        -----------
                  Insurance - 1.10%
           67,700 Scottish Annuity & Life Holdings, Ltd. $ 1,291,716
                                                         -----------
                  Materials & Processing - 3.20%
           32,600 Gibraltar Steel Corp..................     723,394
           74,100 Maverick Tube Corp. *.................   1,111,500
           49,500 Timken Co.............................   1,105,335
           44,100 Worthington Industries, Inc...........     798,210
                                                         -----------
                                                           3,738,439
                                                         -----------
                  Printing and Publishing - 1.20%
           21,900 McClatchy Co., Class A................   1,407,075
                                                         -----------
                  Real Estate Investment Trust - 2.31%
           28,000 Alexandria Real Esate Equities, Inc...   1,381,520
           37,000 SL Green Realty Corp..................   1,319,050
                                                         -----------
                                                           2,700,570
                                                         -----------
                  Retail - 15.06%
           39,200 Abercrombie & Fitch Co., Class A *....     945,504
           43,900 AnnTaylor Stores Corp. *..............   1,114,621
           60,100 California Pizza Kitchen, Inc.........   1,490,480
           25,500 CEC Entertainment, Inc. *.............   1,053,150
           41,400 Cost Plus, Inc. *.....................   1,261,002
           44,400 Gart Sports Co. *.....................   1,264,956
           56,100 Jack in the Box, Inc. *...............   1,783,980
           56,500 Landry's Restaurants, Inc.............   1,441,315
           83,800 Shoe Carnival, Inc. *.................   1,788,292
           54,800 Tractor Supply Co. *..................   3,890,252
           51,600 Williams-Sonoma, Inc. *...............   1,582,056
                                                         -----------
                                                          17,615,608
                                                         -----------
                  Technology - 10.49%
           48,000 Anteon International Corp. *..........   1,213,440
           46,900 CACI International, Inc. *............   1,791,111
           70,600 CompuDyne Corp. *.....................   1,099,948
           64,100 Exar Corp. *..........................   1,264,052

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      13

_______________________________________________________________________________

Forward Hoover Small Cap Equity Fund
Portfolio of Investments (Unaudited)

                                                           Value
            Shares                                        (Note 2)
            ------                                      ------------
                     Technology (continued)
             59,200  Garmin, Ltd. *.................... $  1,305,360
             43,100  Gentex Corp. *....................    1,183,957
             40,400  Photronics, Inc. *................      765,176
             67,700  SRA International, Inc., Class A *    1,826,546
             55,200  Varian, Inc. *....................    1,818,840
                                                        ------------
                                                          12,268,430
                                                        ------------
                     Telecommunications - 3.69%
             47,000  Adaptec, Inc. *...................      370,830
             74,800  Intrado, Inc. *...................    1,448,128
             59,700  Plantronics, Inc. *...............    1,134,897
            113,800  Polycom, Inc. *...................    1,364,462
                                                        ------------
                                                           4,318,317
                                                        ------------
                     Transportation - 3.32%
             77,600  EGL, Inc. *.......................    1,316,096
             38,600  Forward Air Corp. *...............    1,265,308
             55,800  Swift Transportation Co., Inc. *..    1,300,140
                                                        ------------
                                                           3,881,544
                                                        ------------
                     Total Common Stocks...............  111,476,241
                                                        ------------
                     (Cost $96,740,413)
            Total Investments - 95.28%.................  111,476,241
                                                        ------------
            (Cost $96,740,413)
            Net Other Assets and Liabilities - 4.72%...    5,522,474
                                                        ------------
            Net Assets - 100.00%....................... $116,998,715
                                                        ============

------------------
 * Non-income producing security.

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                    Forward Uniplan Real Estate Investment Fund
                                           Portfolio of Investments (Unaudited)

                                                         Value
Shares                                                  (Note 2)
------                                                 ----------
COMMON STOCKS - 90.88%
        Health Care - 3.13%
16,723  Healthcare Realty Trust, Inc.................. $  535,136
                                                       ----------
        Industrial - 13.17%
17,700  AMB Property Corp.............................    548,700
20,000  Duke Realty Corp..............................    579,000
11,600  EastGroup Properties, Inc.....................    296,960
 7,700  iStar Financial, Inc..........................    219,450
11,500  Liberty Property Trust........................    402,500
 5,000  Mission West Properties, Inc..................     60,950
 5,000  Washington Real Estate Investment Trust.......    144,500
                                                       ----------
                                                        2,252,060
                                                       ----------
        Office - 19.80%
11,100  Boston Properties, Inc........................    443,445
13,000  Brandywine Realty Trust.......................    336,700
11,944  CarrAmerica Realty Corp.......................    368,472
10,000  Corporate Office Properties Trust.............    145,900
17,082  Equity Office Properties Trust................    514,168
10,000  Glenborough Realty Tust, Inc..................    237,000
 8,435  Great Lakes REIT, Inc.........................    160,096
13,300  Mack-Cali Realty Corp.........................    467,495
10,000  Prentiss Properties Trust.....................    317,500
11,100  SL Green Realty Corp..........................    395,715
                                                       ----------
                                                        3,386,491
                                                       ----------
        Residential - 17.87%
10,300  Apartment Investment & Management Co., Class A    506,760
18,132  Archstone-Smith Trust.........................    484,125
12,000  Avalonbay Communities, Inc....................    560,400
15,300  Boardwalk Equities, Inc.......................    151,470
10,014  Chateau Communities, Inc......................    306,428
19,000  Equity Residential............................    546,250
13,200  Home Properties of New York, Inc..............    500,808
                                                       ----------
                                                        3,056,241
                                                       ----------

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      15

_______________________________________________________________________________

Forward Uniplan Real Estate Investment Fund
Portfolio of Investments (Unaudited)

                                                  Value
Shares                                           (Note 2)
------                                          -----------
        Retail - 22.63%
 4,000  CBL & Associates Properties, Inc....... $   162,000
16,556  Chelsea Property Group, Inc............     553,798
10,200  General Growth Properties, Inc.........     520,200
10,000  Glimcher Realty Trust..................     185,000
 5,000  Heritage Property Investment Trust.....     133,550
22,400  JDN Realty Corp........................     280,000
 8,800  Kimco Realty Corp......................     294,712
14,407  Simon Property Group, Inc..............     530,754
18,979  Taubman Centers, Inc...................     289,430
13,300  Vornado Realty Trust...................     614,460
 8,617  Weingarten Realty Investors............     305,042
                                                -----------
                                                  3,868,946
                                                -----------
        Self Storage - 3.94%
 8,610  Public Storage, Inc....................     319,431
10,200  Shurgard Storage Centers, Inc., Class A     353,940
                                                -----------
                                                    673,371
                                                -----------
        Specialty - 10.34%
 6,849  Alexandria Real Estate Equities, Inc...     337,930
13,222  Hospitality Properties Trust...........     482,603
14,000  Park Place Entertainment Corp. *.......     143,500
14,800  Plum Creek Timber Co., Inc.............     454,360
10,000  PS Business Parks, Inc.................     349,500
                                                -----------
                                                  1,767,893
                                                -----------
        Total Common Stocks....................  15,540,138
                                                -----------
        (Cost $11,978,164)
Total Investments - 90.88%.....................  15,540,138
                                                -----------
(Cost $11,978,164)
Net Other Assets and Liabilities -  9.12%......   1,559,586
                                                -----------
Net Assets - 100.00%........................... $17,099,724
                                                ===========

------------------
REIT  Real Estate Investment Trust
*  Non-income producing security.

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                Statement of Assets and Liabilities (Unaudited)

                                                   Forward       Forward
                                                 Garzarelli    Hansberger
                                                 U.S. Equity  International
                                                    Fund       Growth Fund
                                                 -----------  -------------
    ASSETS:
      Investments, at value..................... $22,479,896   $17,117,608
      Cash and cash equivalents.................      24,468       411,355
      Foreign currency (Cost $0 and $144,431,
       respectively) (Note 2)...................          --       144,887
      Receivable for investments sold...........          --        44,535
      Interest and dividend receivable..........      35,759        63,157
      Prepaid expenses..........................       4,085         2,866
                                                 -----------   -----------
       Total Assets.............................  22,544,208    17,784,408
                                                 -----------   -----------
    LIABILITIES:
      Payable for investments purchased.........          --       162,558
      Payable to adviser........................      15,173         7,973
      Accrued expenses and other liabilities....      41,042        47,919
                                                 -----------   -----------
       Total Liabilities........................      56,215       218,450
                                                 -----------   -----------
    NET ASSETS.................................. $22,487,993   $17,565,958
                                                 ===========   ===========
    NET ASSETS consist of:
      Paid-in capital (Note 4).................. $27,117,520   $25,257,709
      Accumulated net investment loss...........     (42,034)      (15,890)
      Accumulated net realized loss on
       investments and foreign currency
       transactions.............................  (2,451,005)   (6,858,848)
      Net unrealized appreciation/
       (depreciation) on investments and
       translation of assets and liabilities in
       foreign currencies.......................  (2,136,488)     (817,013)
                                                 -----------   -----------
    Total Net Assets............................ $22,487,993   $17,565,958
                                                 ===========   ===========
    Investments, at Cost........................ $24,616,384   $17,935,077
    Pricing of Shares
      Net Asset Value, offering, and redemption
       price per share.......................... $      9.05   $      9.44
      Net Assets................................ $22,487,993   $17,565,958
      Shares of beneficial interest
       outstanding..............................   2,485,022     1,861,647

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      17

_______________________________________________________________________________

                                                                Forward
                                                  Forward       Uniplan
                                                  Hoover      Real Estate
                                                 Small Cap    Investment
                                                Equity Fund      Fund
                                               ------------   -----------
     ASSETS:
       Investments, at value.................. $111,476,241   $15,540,138
       Cash and cash equivalents..............    3,771,073     1,586,587
       Receivable for investments sold........    7,742,519            --
       Receivable for shares sold.............       52,060        73,072
       Interest and dividend receivable.......       44,535       102,795
       Prepaid expenses.......................       19,102         2,527
                                               ------------   -----------
        Total Assets..........................  123,105,530    17,305,119
                                               ------------   -----------
     LIABILITIES:
       Distributions Payable..................           --       162,384
       Payable for investments purchased......    5,794,430            --
       Payable for shares redeemed............      125,965            --
       Payable to adviser.....................      102,547        10,675
       Accrued expenses and other liabilities.       83,873        32,336
                                               ------------   -----------
        Total Liabilities.....................    6,106,815       205,395
                                               ------------   -----------
     NET ASSETS............................... $116,998,715   $17,099,724
                                               ============   ===========
     NET ASSETS consist of:
       Paid-in capital (Note 4)............... $105,256,631   $12,971,870
       Accumulated net investment loss........     (806,744)           (4)
       Accumulated net realized gain/(loss)
        on investments........................   (2,187,000)      565,884
       Net unrealized appreciation/
        (depreciation) on investments.........   14,735,828     3,561,974
                                               ------------   -----------
     Total Net Assets......................... $116,998,715   $17,099,724
                                               ============   ===========
     Investments, at Cost..................... $ 96,740,413   $11,978,164
     Pricing of Shares
       Retail Class:
        Net Asset Value, offering, and
         redemption price per share........... $      14.04   $     12.64
        Net Assets............................ $116,750,123   $17,099,724
        Shares of beneficial interest
         outstanding..........................    8,315,734     1,353,199
       Institutional Class*:
        Net Asset Value, offering, and
         redemption price per share........... $      14.04
        Net Assets............................ $    248,592
        Shares of beneficial interest
         outstanding..........................       17,705

------------------
* Forward Hoover Small Cap Equity Fund institutional class commenced operations on June 6, 2002.

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                                        Statement of Operations
                             For the Six Months Ended June 30, 2002 (Unaudited)


                                                     Forward       Forward
                                                   Garzarelli    Hansberger
                                                   U.S. Equity  International
                                                      Fund       Growth Fund
                                                   -----------  -------------
  INVESTMENT INCOME:
    Interest...................................... $     2,456    $   1,640
    Dividends.....................................     176,306      201,611
    Less net foreign taxes withheld...............         (31)     (22,725)
                                                   -----------    ---------
     Total investment income......................     178,731      180,526
                                                   -----------    ---------
  EXPENSES:
    Investment advisory fee.......................      98,813       76,454
    Administration fee............................      25,100       17,555
    Custodian fee.................................      19,891       31,624
    Fund accounting fee...........................      13,110       19,858
    Legal and audit fee...........................      25,195       20,826
    Transfer agent fee............................      12,252        9,876
    Directors' fees and expenses..................       4,543        3,183
    Printing fees.................................       2,120        1,114
    Registration/filing fees......................       9,338        9,070
    Report to shareholder fees....................       3,026        2,216
    Distribution and service fees -- Retail class.      17,292       21,169
    Miscellaneous.................................       3,506        2,446
                                                   -----------    ---------
     Total expenses before waiver.................     234,186      215,391
     Less fees waived/reimbursed by
      investment adviser..........................     (13,421)     (42,391)
                                                   -----------    ---------
     Total net expenses...........................     220,765      173,000
                                                   -----------    ---------
  NET INVESTMENT INCOME/(LOSS)....................     (42,034)       7,526
                                                   -----------    ---------
  Net realized loss on investments................     (68,649)    (937,317)
  Net realized loss on foreign currency
   transactions...................................          --       (1,746)
  Net change in unrealized appreciation/
   (depreciation) on investments..................  (3,058,144)     576,750
  Net change in unrealized appreciation/
   (depreciation) on assets and liabilities in
   foreign currencies.............................          --        1,750
                                                   -----------    ---------
  NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS AND FOREIGN
   CURRENCY TRANSACTIONS..........................  (3,126,793)    (360,563)
                                                   -----------    ---------
  NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...................... $(3,168,827)   $(353,037)
                                                   ===========    =========

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      19

_______________________________________________________________________________

For the Six Months Ended June 30, 2002 (Unaudited)

                                                                   Forward
                                                      Forward      Uniplan
                                                      Hoover     Real Estate
                                                     Small Cap   Investment
                                                    Equity Fund     Fund
                                                    -----------  -----------
   INVESTMENT INCOME:
     Interest...................................... $    21,099  $    5,641
     Dividends.....................................     247,230     444,472
     Less net foreign taxes withheld...............      (9,317)        (47)
                                                    -----------  ----------
      Total investment income......................     259,012     450,066
                                                    -----------  ----------
   EXPENSES:
     Investment advisory fee.......................     633,743      67,473
     Administration fee............................     114,491      11,476
     Custodian fee.................................      27,780      17,836
     Fund accounting fee...........................      19,087      12,210
     Legal and audit fee...........................      78,855      15,372
     Transfer agent fee............................      36,664       9,161
     Directors' fees and expenses..................      17,827       2,404
     Printing fees.................................      12,318       1,884
     Registration/filing fees......................      29,502       9,461
     Report to shareholder fees....................      14,235       1,033
     Distribution and service fees -- Retail class.     101,029      20,757
     Miscellaneous.................................      15,017       1,810
                                                    -----------  ----------
      Total expenses before waiver.................   1,100,548     170,877
      Less fees waived/reimbursed by
       investment adviser..........................     (34,792)    (16,221)
                                                    -----------  ----------
      Total net expenses...........................   1,065,756     154,656
                                                    -----------  ----------
   NET INVESTMENT INCOME/(LOSS)....................    (806,744)    295,410
                                                    -----------  ----------
   Net realized gain on investments................   3,665,968     412,907
   Net change in unrealized appreciation/
    (depreciation) on investments..................  (9,283,999)  1,190,026
                                                    -----------  ----------
   NET REALIZED AND UNREALIZED GAIN/
    (LOSS) ON INVESTMENTS..........................  (5,618,031)  1,602,933
                                                    -----------  ----------
   NET INCREASE/(DECREASE) IN NET
    ASSETS RESULTING FROM
    OPERATIONS..................................... $(6,424,775) $1,898,343
                                                    ===========  ==========

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                             Statement of Changes in Net Assets


                                                     Forward Garzarelli
                                                      U.S. Equity Fund
                                                  ------------------------
                                                  Six Months
                                                     Ended
                                                   June 30,     Year Ended
                                                     2002      December 31,
                                                  (Unaudited)      2001
                                                  -----------  ------------
    Operations:
      Net investment loss........................ $   (42,034) $   (41,021)
      Net realized loss on investments...........     (68,649)  (2,295,904)
      Net change in unrealized appreciation/
       (depreciation) on investments.............  (3,058,144)  (1,866,073)
                                                  -----------  -----------
      Net decrease in net assets resulting from
       operations................................  (3,168,827)  (4,202,998)
                                                  -----------  -----------
    Distributions to shareholders:
      From net investment income.................          --           --
      From net realized gains on investments.....          --           --
                                                  -----------  -----------
      Total distributions........................          --           --
                                                  -----------  -----------
    Share Transactions:
      Proceeds from sale of shares...............      61,690    1,050,840
      Issued to shareholders in reinvestment of
       distributions.............................          --           --
      Cost of shares redeemed....................    (307,808)    (778,217)
                                                  -----------  -----------
      Net increase/(decrease) from share
       transactions..............................    (246,118)     272,623
                                                  -----------  -----------
    Redemption Fees:
      Redemption Fees (Note 4)...................         100           --
                                                  -----------  -----------
      Net decrease in net assets.................  (3,414,845)  (3,930,375)
                                                  -----------  -----------
    NET ASSETS:
      Beginning of period........................  25,902,838   29,833,213
                                                  -----------  -----------
      End of period (including accumulated net
       investment income/(loss) of $(42,034) and
       $0, respectively)......................... $22,487,993  $25,902,838
                                                  ===========  ===========
    OTHER INFORMATION:
    Share Transactions:
      Sold.......................................       6,111       88,734
      Distributions reinvested...................          --           --
      Redeemed...................................     (31,106)     (72,859)
                                                  -----------  -----------
      Net increase/(decrease) in shares
       outstanding...............................     (24,995)      15,875
                                                  ===========  ===========

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      21

_______________________________________________________________________________

                                                     Forward Hansberger
                                                       International
                                                        Growth Fund
                                                 -------------------------
                                                 Six Months
                                                    Ended
                                                  June 30,     Year Ended
                                                    2002      December 31,
                                                 (Unaudited)      2001
                                                 -----------  ------------
    Operations:
      Net investment income/(loss).............. $     7,526  $    (65,505)
      Net realized loss on investments..........    (937,317)   (2,840,204)
      Net realized loss on foreign currency.....      (1,746)     (109,955)
      Net change in unrealized appreciation/
       (depreciation) on investments and
       foreign currency.........................     578,500    (1,546,247)
                                                 -----------  ------------
      Net decrease in net assets resulting from
       operations...............................    (353,037)   (4,561,911)
                                                 -----------  ------------
    Distributions to shareholders:
      From net investment income................          --            --
      From net realized gains on investments....          --            --
                                                 -----------  ------------
      Total distributions.......................          --            --
                                                 -----------  ------------
    Share Transactions:
      Proceeds from sale of shares..............   8,535,411    42,552,934
      Issued to shareholders in reinvestment of
       distributions............................          --            --
      Cost of shares redeemed...................  (8,610,333)  (42,775,466)
                                                 -----------  ------------
      Net decrease from share transactions......     (74,922)     (222,532)
                                                 -----------  ------------
    Redemption Fees:
      Redemption Fees (Note 4)..................      14,953            --
                                                 -----------  ------------
      Net decrease in net assets................    (413,006)   (4,784,443)
                                                 -----------  ------------
    NET ASSETS:
      Beginning of period.......................  17,978,964    22,763,407
                                                 -----------  ------------
      End of period (including accumulated net
       investment income/(loss) of $(15,890)
       and $(23,416), respectively)............. $17,565,958  $ 17,978,964
                                                 ===========  ============
    OTHER INFORMATION:
    Share Transactions:
      Sold......................................     913,699     3,969,094
      Distributions reinvested..................          --            --
      Redeemed..................................    (918,911)   (3,971,498)
                                                 -----------  ------------
      Net decrease in shares outstanding........      (5,212)       (2,404)
                                                 ===========  ============

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                                      Forward Hoover
                                                   Small Cap Equity Fund
                                                --------------------------
                                                 Six Months
                                                    Ended
                                                  June 30,     Year Ended
                                                    2002*     December 31,
                                                 (Unaudited)      2001
                                                ------------  ------------
     Operations:
       Net investment loss..................... $   (806,744) $ (1,097,603)
       Net realized gain/(loss) on investments.    3,665,968      (914,892)
       Net change in unrealized appreciation/
        (depreciation) on investments..........   (9,283,999)    6,484,342
                                                ------------  ------------
       Net increase/(decrease) in net assets
        resulting from operations..............   (6,424,775)    4,471,847
                                                ------------  ------------
     Distributions to shareholders:
       From net realized gains on investments
        Retail Class...........................           --      (697,140)
        Institutional Class....................           --            --
       Tax return of capital
        Retail Class...........................           --          (340)
        Institutional Class....................           --            --
                                                ------------  ------------
       Total distributions.....................           --      (697,480)
                                                ------------  ------------
     Share Transactions:
       Retail Class
        Proceeds from sale of shares...........   26,536,638    58,448,011
        Issued to shareholders in
         reinvestment of distributions.........           --       695,054
        Cost of shares redeemed................  (18,917,197)  (44,230,092)
                                                ------------  ------------
        Net increase from share transactions...    7,619,441    14,912,973
                                                ------------  ------------
       Institutional Class
        Proceeds from sale of shares...........      250,000            --
        Issued to shareholders in
         reinvestment of distributions.........           --            --
        Cost of shares redeemed................           --            --
                                                ------------  ------------
        Net increase from share transactions...      250,000            --
                                                ------------  ------------
     Redemption Fees:
       Redemption Fees (Note 4)................        8,301            --
                                                ------------  ------------
       Net increase in net assets..............    1,452,967    18,687,340
                                                ------------  ------------
     NET ASSETS:
       Beginning of period.....................  115,545,748    96,858,408
                                                ------------  ------------
       End of period (including accumulated
        net investment income/(loss) of
        $(806,744) and $0, respectively)....... $116,998,715  $115,545,748
                                                ============  ============

------------------
* Forward Hoover Small Cap Equity Fund institutional class commenced operations on June 6, 2002.

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      23

_______________________________________________________________________________

                                                     Forward Hoover
                                                 Small Cap Equity Fund
                                                -----------------------
                                                Six Months
                                                   Ended
                                                 June 30,    Year Ended
                                                   2002*    December 31,
                                                (Unaudited)     2001
                                                ----------- ------------
        OTHER INFORMATION:
        Share Transactions:
          Retail Class
           Sold................................  1,787,342    4,150,119
           Distributions reinvested............         --       46,710
           Redeemed............................ (1,290,047)  (3,170,583)
                                                ----------   ----------
           Net increase in shares outstanding..    497,295    1,026,246
                                                ==========   ==========
          Institutional Class
           Sold................................     17,705           --
           Distributions reinvested............         --           --
           Redeemed............................         --           --
                                                ----------   ----------
           Net increase in shares outstanding..     17,705           --
                                                ==========   ==========

------------------
* Forward Hoover Small Cap Equity Fund institutional class commenced operations on June 6, 2002.

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                                  Forward Uniplan Real Estate
                                                       Investment Fund
                                                  --------------------------
                                                  Six Months
                                                     Ended
                                                   June 30,      Year Ended
                                                     2002       December 31,
                                                  (Unaudited)       2001
                                                  -----------   ------------
     Operations:
       Net investment income..................... $   295,410   $   648,886
       Net realized gain on investments..........     412,907       309,626
       Net change in unrealized appreciation/
        (depreciation) on investments............   1,190,026       569,111
                                                  -----------   -----------
       Net increase in net assets resulting from
        operations...............................   1,898,343     1,527,623
                                                  -----------   -----------
     Distributions to shareholders:
       From net investment income................    (295,414)     (551,031)
       From net realized gains on investments....          --      (230,798)
       Tax return of capital.....................          --       (98,198)
                                                  -----------   -----------
       Total distributions.......................    (295,414)     (880,027)
                                                  -----------   -----------
     Share Transactions:
       Proceeds from sale of shares..............     293,780       103,773
       Issued to shareholders in reinvestment
        of distributions.........................     132,901       879,204
       Cost of shares redeemed...................     (15,442)      (24,617)
                                                  -----------   -----------
       Net increase from share transactions......     411,239       958,360
                                                  -----------   -----------
     Redemption Fees:
       Redemption fees (Note 4)..................          80            --
                                                  -----------   -----------
       Net increase in net assets................   2,014,248     1,605,956
                                                  -----------   -----------
     NET ASSETS:
       Beginning of period.......................  15,085,476    13,479,520
                                                  -----------   -----------
       End of period (including accumulated net
        investment income/(loss) of $(4) and
        $0, respectively)........................ $17,099,724   $15,085,476
                                                  ===========   ===========
     OTHER INFORMATION:
     Share Transactions:
       Sold......................................      24,253         9,135
       Distributions reinvested..................      11,002        77,323
       Redeemed..................................      (1,303)       (2,231)
                                                  -----------   -----------
       Net increase in shares outstanding........      33,952        84,227
                                                  ===========   ===========

_______________________________________________________________________________
June 30, 2002                                 See Notes to Financial Statements
                                      25

_______________________________________________________________________________

Financial Highlights
For a share outstanding throughout the periods presented.


                                                     Forward Garzarelli
                                                      U.S. Equity Fund
                                                  -----------------------
                                                  Six Months
                                                     Ended
                                                   June 30,     Year Ended
                                                     2002      December 31,
                                                  (Unaudited)      2001
                                                  -----------  ------------
    Net Asset Value, Beginning of Period.........   $ 10.32      $ 11.96
    Income/(loss) from Operations:
      Net investment income/(loss)...............     (0.02)       (0.02)
      Net realized and unrealized gain/(loss) on
       investments...............................     (1.25)       (1.62)
                                                    -------      -------
       Total from Operations.....................     (1.27)       (1.64)
                                                    -------      -------
    Less Distributions:
      From net investment income.................        --           --
      In Excess of net investment income.........        --           --
      From capital gains.........................        --           --
      Tax return of capital......................        --           --
                                                    -------      -------
       Total Distributions.......................        --           --
                                                    -------      -------
    Redemption fees added to paid in capital
     (Note 4)....................................       -- +          --
                                                    -------      -------
    Net increase/(decrease) in net asset value...     (1.27)       (1.64)
                                                    -------      -------
    Net Asset Value, End of Period...............   $  9.05      $ 10.32
                                                    =======      =======
    Total Return.................................    (12.31)%     (13.71)%

    Ratios/Supplemental Data:
      Net Assets, End of Period (000's)..........   $22,488      $25,903
    Ratios to average net assets:
      Net investment income/(loss) including
       reimbursement/waiver......................     (0.34)%*     (0.15)%
      Operating expenses including
       reimbursement/waiver......................     1.79%*       1.50%
      Operating expenses excluding
       reimbursement/waiver......................     1.90%*       1.91%
    Portfolio turnover rate......................       29%          73%

------------------
 * Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                      For a share outstanding throughout the periods presented.

                                               Forward Garzarelli
                                                U.S. Equity Fund
                                     -------------------------------------
                                      Year Ended   Year Ended  Period Ended
                                     December 31, December 31, December 31,
                                         2000         1999      1998 /(a)/
                                     ------------ ------------ ------------
     Net Asset Value, Beginning of
      Period........................   $ 14.38      $ 12.08      $ 10.00
     Income/(loss) from Operations:
       Net investment income/(loss).      0.01          -- +        0.01
       Net realized and unrealized
        gain/(loss) on investments..     (0.53)        2.36         2.08
                                       -------      -------      -------
        Total from Operations.......     (0.52)        2.36         2.09
                                       -------      -------      -------
     Less Distributions:
       From net investment income...     (0.01)         -- +       (0.01)
       In Excess of net investment
        income......................        --           --          -- +
       From capital gains...........     (1.89)       (0.06)          --
       Tax return of capital........       -- +          --           --
                                       -------      -------      -------
        Total Distributions.........     (1.90)       (0.06)       (0.01)
                                       -------      -------      -------
     Redemption fees added to paid
      in capital (Note 4)...........        --           --           --
                                       -------      -------      -------
     Net increase/(decrease) in net
      asset value...................     (2.42)        2.30         2.08
                                       -------      -------      -------
     Net Asset Value, End of Period.   $ 11.96      $ 14.38      $ 12.08
                                       =======      =======      =======
     Total Return...................     (3.81)%     19.50%       20.93%

     Ratios/Supplemental Data:
       Net Assets, End of Period
        (000's).....................   $29,833      $40,432      $36,407
     Ratios to average net assets:
       Net investment income/
        (loss) including
        reimbursement/waiver........     0.06%        (0.02)%      0.24%*
       Operating expenses including
        reimbursement/waiver........     1.48%        1.40%         1.40*
       Operating expenses
        excluding reimbursement/
        waiver......................     1.79%        1.46%        1.60%*
     Portfolio turnover rate........      105%          30%          26%

------------------
 * Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.
(a) The Fund commenced operations on October 1, 1998.

_______________________________________________________________________________
June 30, 2002                                See Notes to Financial Statements

_______________________________________________________________________________

For a share outstanding throughout the periods presented.


                                                      Forward Hansberger
                                                   International Growth Fund
                                                   ----------------------
                                                   Six Months
                                                      Ended
                                                    June 30,     Year Ended
                                                      2002      December 31,
                                                   (Unaudited)      2001
                                                   -----------  ------------
     Net Asset Value, Beginning of Period.........   $  9.63      $ 12.18
     Income/(loss) from Operations:
       Net investment income/(loss)...............      --  +       (0.04)
       Net realized and unrealized gain/(loss) on
        investments...............................     (0.20)       (2.51)
                                                     -------      -------
        Total from Operations.....................     (0.20)       (2.55)
                                                     -------      -------
     Less Distributions:
       From net investment income.................        --           --
       In Excess of net investment income.........        --           --
                                                     -------      -------
        Total Distributions.......................        --           --
                                                     -------      -------
     Redemption fees added to paid in capital
      (Note 4)....................................      0.01           --
                                                     -------      -------
     Net increase/(decrease) in net asset value...     (0.19)       (2.55)
                                                     -------      -------
     Net Asset Value, End of Period...............   $  9.44      $  9.63
                                                     =======      =======
     Total Return.................................     (1.97)%     (20.94)%
     Ratios/Supplemental Data:
       Net Assets, End of Period (000's)..........   $17,566      $17,979
     Ratios to average net assets:
       Net investment income/(loss) including
        reimbursement/waiver......................      0.08%*      (0.33)%
       Operating expenses including
        reimbursement/waiver......................      1.92%*       1.68%
       Operating expenses excluding
        reimbursement/waiver......................      2.39%*       2.47%
     Portfolio turnover rate......................        18%          64%

------------------
 * Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                      For a share outstanding throughout the periods presented.

                                              Forward Hansberger
                                          International Growth Fund
                                    -----------------------------------
                                     Year Ended   Year Ended  Period Ended
                                    December 31, December 31, December 31,
                                        2000         1999      1998 /(a)/
                                    ------------ ------------ ------------
     Net Asset Value, Beginning of
      Period.......................   $ 13.93      $ 11.29      $ 10.00
     Income/(loss) from Operations:
       Net investment income/
        (loss).....................     (0.12)        0.21         0.02
       Net realized and unrealized
        gain/(loss) on investments.     (1.63)        2.63         1.30
                                      -------      -------      -------
        Total from Operations......     (1.75)        2.84         1.32
                                      -------      -------      -------
     Less Distributions:
       From net investment income..        --        (0.20)       (0.02)
       In Excess of net investment
        income.....................        --           --        (0.01)
                                      -------      -------      -------
        Total Distributions........        --        (0.20)       (0.03)
                                      -------      -------      -------
     Redemption fees added to
      paid in capital (Note 4).....        --           --           --
                                      -------      -------      -------
     Net increase/(decrease) in net
      asset value..................     (1.75)        2.64         1.29
                                      -------      -------      -------
     Net Asset Value, End of Period   $ 12.18      $ 13.93      $ 11.29
                                      =======      =======      =======
     Total Return..................    (12.56)%      25.15%       13.23%
     Ratios/Supplemental Data:
       Net Assets, End of Period
        (000's)....................   $22,763      $25,887      $23,170
     Ratios to average net assets:
       Net investment income/
       (loss) including
        reimbursement/waiver.......     (0.87)%       1.65%        0.87% *
       Operating expenses
        including
        reimbursement/waiver.......      1.68%        1.60%        1.60% *
       Operating expenses
        excluding
        reimbursement/waiver.......      2.10%        2.30%        2.46% *
     Portfolio turnover rate.......       167%          31%           8%

------------------
 * Annualized except for total return and portfolio turnover rate.
(a) The Fund commenced operations on October 1, 1998.

_______________________________________________________________________________
June 30, 2002                                See Notes to Financial Statements

_______________________________________________________________________________

For share outstanding throughout the periods presented.


                                                        Forward Hoover
                                                          Small Cap
                                                         Equity Fund
                                                  -----------------------
                                                    Retail     Institutional
                                                     Class         Class
                                                  -----------  -------------
                                                  Six Months
                                                     Ended     Period Ended
                                                   June 30,      June 30,
                                                     2002        2002/(c)/
                                                  (Unaudited)   (Unaudited)
                                                  -----------  -------------
    Net Asset Value, Beginning of Period.........  $  14.78       $14.12
    Income/(loss) from Operations:
      Net investment income/(loss)...............     (0.10)       (0.01)
      Net realized and unrealized gain/(loss) on
       investments...............................     (0.64)       (0.07)
                                                   --------       ------
        Total from Operations....................     (0.74)       (0.08)
                                                   --------       ------
    Less Distributions:
      From net investment income.................        --           --
      In Excess of net investment income.........        --           --
      From capital gains.........................        --           --
      Tax return of capital......................
                                                   --------       ------
       Total Distributions.......................        --           --
                                                   --------       ------
    Redemption fees added to paid in capital
     (Note 4)....................................      --  +         -- +
                                                   --------       ------
    Net increase/(decrease) in net asset value...     (0.74)       (0.08)
                                                   --------       ------
    Net Asset Value, End of Period...............  $  14.04       $14.04
                                                   ========       ======
    Total Return.................................     (5.01)%      (0.57)%

    Ratios/Supplemental Data:
      Net Assets, End of Period (000's)..........  $116,750       $  249
    Ratios to average net assets:
      Net investment income/(loss) including
       reimbursement/waiver......................     (1.34)%*     (0.84)%*
      Operating expenses including
       reimbursement/waiver......................      1.77% *      1.74% *
      Operating expenses excluding
       reimbursement/waiver......................      1.82% *      1.74% *
    Portfolio turnover rate......................        69%          69%

------------------
 * Annualized except for total return and portfolio turnover rate.
 + Amount represents less than $0.01 per share.
(c) TheForward Hoover Small Cap Equity Fund institutional class commenced operations on June 6, 2002.

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                      For a share outstanding throughout the periods presented.


                                                       Forward Hoover
                                                          Small Cap
                                                         Equity Fund
                                                  -----------------------
                                                  Retail Class Retail Class
                                                  ------------ ------------
                                                   Year Ended   Year Ended
                                                  December 31, December 31,
                                                      2001         2000
                                                  ------------ ------------
    Net Asset Value, Beginning of Period.........   $  14.26     $ 12.19
    Income/(loss) from Operations:
      Net investment income/(loss)...............      (0.14)      (0.11)
      Net realized and unrealized gain/(loss) on
       investments...............................       0.75        2.29
                                                    --------     -------
        Total from Operations....................       0.61        2.18
                                                    --------     -------
    Less Distributions:
      From net investment income.................         --          --
      In Excess of net investment income.........         --          --
      From capital gains.........................      (0.09)      (0.11)
      Tax return of capital......................       --  +         --
                                                    --------     -------
       Total Distributions.......................      (0.09)      (0.11)
                                                    --------     -------
    Redemption fees added to paid in capital
     (Note 4)....................................         --          --
                                                    --------     -------
    Net increase/(decrease) in net asset value...       0.52        2.07
                                                    --------     -------
    Net Asset Value, End of Period...............   $  14.78     $ 14.26
                                                    ========     =======
    Total Return.................................       4.27%      17.88%
    Ratios/Supplemental Data:
      Net Assets, End of Period (000's)..........   $115,546     $96,858
    Ratios to average net assets:
      Net investment income/(loss) including
       reimbursement/waiver......................      (1.04)%     (1.06)%
      Operating expenses including
       reimbursement/waiver......................       1.65%       1.64%
      Operating expenses excluding
       reimbursement/waiver......................       1.99%       1.99%
    Portfolio turnover rate......................        140%        183%

------------------
 + Amount represents less than $0.01 per share.

_______________________________________________________________________________
June 30, 2002                                See Notes to Financial Statements

_______________________________________________________________________________

For a share outstanding throughout the periods presented.

                                                       Forward Hoover
                                                          Small Cap
                                                         Equity Fund
                                                  -----------------------
                                                  Retail Class Retail Class
                                                  ------------ ------------
                                                   Year Ended  Period Ended
                                                  December 31, December 31,
                                                      1999      1998/(a)/
                                                  ------------ ------------
    Net Asset Value, Beginning of Period.........   $ 11.40      $ 10.00
    Income/(loss) from Operations:
      Net investment income/(loss)...............     (0.07)         -- +
      Net realized and unrealized gain/(loss) on
       investments...............................      0.86         1.41
                                                    -------      -------
        Total from Operations....................      0.79         1.41
                                                    -------      -------
    Less Distributions:
      From net investment income.................      --  +         -- +
      In Excess of net investment income.........      --  +       (0.01)
      From capital gains.........................        --           --
      Tax return of capital......................        --           --
                                                    -------      -------
       Total Distributions.......................      --  +       (0.01)
                                                    -------      -------
    Redemption fees added to paid in capital
     (Note 4)....................................        --           --
                                                    -------      -------
    Net increase/(decrease) in net asset value...      0.79         1.40
                                                    -------      -------
    Net Asset Value, End of Period...............   $ 12.19      $ 11.40
                                                    =======      =======
    Total Return.................................      7.03%       13.99%
    Ratios/Supplemental Data:
      Net Assets, End of Period (000's)..........   $46,748      $31,838
    Ratios to average net assets:
      Net investment income/(loss) including
       reimbursement/waiver......................     (0.54)%       0.21%*
      Operating expenses including
       reimbursement/waiver......................      1.45%        1.45%*
      Operating expenses excluding
       reimbursement/waiver......................      2.00%        3.19%*
    Portfolio turnover rate......................       134%          23%

------------------
 * Annualized except for total return and portfolio turnover rate.
 + Amount represents less than $0.01 per share.
(a) The Forward Hoover Small Cap Equity Fund retail class commenced operations on October 1, 1998.

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                      For a share outstanding throughout the periods presented.


                                                       Forward Uniplan
                                                         Real Estate
                                                       Investment Fund
                                                   -----------------------
                                                   Six Months
                                                      Ended
                                                    June 30,    Year Ended
                                                      2002     December 31,
                                                   (Unaudited)     2001
                                                   ----------- ------------
     Net Asset Value, Beginning of Period.........   $ 11.43     $ 10.91
     Income/(loss) from Operations:
       Net investment income/(loss)...............      0.22        0.52
       Net realized and unrealized gain/(loss) on
        investments...............................      1.21        0.70
                                                     -------     -------
        Total from Operations.....................      1.43        1.22
                                                     -------     -------
     Less Distributions:
       From net investment income.................     (0.22)      (0.44)
       From capital gains.........................        --       (0.18)
       Tax return of capital......................        --       (0.08)
                                                     -------     -------
        Total Distributions.......................     (0.22)      (0.70)
                                                     -------     -------
     Redemption fees added to paid in capital
      (Note 4)....................................       -- +         --
                                                     -------     -------
     Net increase/(decrease) in net asset value...      1.21        0.52
                                                     -------     -------
     Net Asset Value, End of Period...............   $ 12.64     $ 11.43
                                                     =======     =======
     Total Return.................................     12.56%      11.31%

     Ratios/Supplemental Data:
       Net Assets, End of Period (000's)..........   $17,100     $15,085
     Ratios to average net assets:
       Net investment income/(loss) including
        reimbursement/waiver......................      3.72%*      4.63%
       Operating expenses including
        reimbursement/waiver......................      1.95%*      1.80%
       Operating expenses excluding
        reimbursement/waiver......................      2.15%*      2.41%
     Portfolio turnover rate......................        19%          7%

------------------
 * Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.

_______________________________________________________________________________
June 30, 2002                                See Notes to Financial Statements

_______________________________________________________________________________

For a share outstanding throughout the periods presented.

                                                       Forward Uniplan
                                                         Real Estate
                                                       Investment Fund
                                                  ----------------------
                                                   Year Ended  Period Ended
                                                  December 31, December 31,
                                                      2000      1999/(b)/
                                                  ------------ ------------
    Net Asset Value, Beginning of Period.........   $  8.79       $10.00
    Income/(loss) from Operations:
      Net investment income......................      0.48         0.41
      Net realized and unrealized gain/(loss) on
       investments...............................      2.04        (1.24)
                                                    -------       ------
       Total from Operations.....................      2.52        (0.83)
                                                    -------       ------
    Less Distributions:
      From net investment income.................     (0.36)       (0.38)
      From capital gains.........................       -- +          --
      Tax return of capital......................     (0.04)          --
                                                    -------       ------
       Total Distributions.......................     (0.40)       (0.38)
                                                    -------       ------
    Redemption fees added to paid in capital
     (Note 4)....................................        --           --
                                                    -------       ------
    Net increase/(decrease) in net asset value...      2.12        (1.21)
                                                    -------       ------
    Net Asset Value, End of Period...............   $ 10.91       $ 8.79
                                                    =======       ======
    Total Return.................................     29.21%       (9.10)%

    Ratios/Supplemental Data:
      Net Assets, End of Period (000's)..........   $13,480       $4,568
    Ratios to average net assets:
      Net investment income/(loss) including
       reimbursement/waiver......................      5.09%        5.64% *
      Operating expenses including
       reimbursement/waiver......................      1.79%        1.80% *
      Operating expenses excluding
       reimbursement/waiver......................      2.61%        4.02% *
    Portfolio turnover rate......................        18%           0%

------------------
 * Annualized except for total return and portfolio turnover rate. + Amount represents less than $0.01 per share.
(b) The Fund commenced operations on May 10, 1999.

_______________________________________________________________________________
See Notes to Financial Statements                                June 30, 2002

_______________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)


1.  Organization
Forward Funds, Inc. (the "Company") was incorporated in Maryland on October 3, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At June 30, 2002, the Company offered four investment portfolios. The accompanying financial statements and financial highlights are those of the Forward Garzarelli U.S. Equity Fund (the "U.S. Equity Fund"), the Forward Hansberger International Growth Fund (the "International Growth Fund"), the Forward Hoover Small Cap Equity Fund (the "Small Cap Fund") and the Forward Uniplan Real Estate Investment Fund (the "Real Estate Fund") (each a "Fund" and collectively the "Funds"). The Small Cap Fund institutional class commenced operations on June 6, 2002. Each Fund, except the Real Estate Fund, is a diversified portfolio.

The U.S. Equity Fund seeks to maximize capital appreciation and income. The International Growth Fund and Small Cap Fund seek to achieve high total returns. The Real Estate Fund seeks income with capital appreciation as a secondary goal. The U.S. Equity Fund invests primarily in the equity securities of mid to large capitalization companies located in the United States. The International Growth Fund invests primarily in the equity securities of companies organized or located outside of the United States. The Small Cap Fund invests primarily in the equity securities of companies that have small market capitalization and offer future growth potential and the Real Estate Fund invests in equity securities of real-estate focused companies, including real estate investment trusts (REITs).

2.  Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

_______________________________________________________________________________
June 30, 2002
                                      35

_______________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


Security Valuation: Portfolio securities, which are traded on a national securities exchange or on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), are valued at the last sale price on the securities exchange on which such securities are primarily traded, or in the event that no sale has occurred, at the average of the bid and ask price. Other securities traded on over-the-counter markets are valued at the average of the last bid and ask price. Portfolio securities which are primarily traded on foreign securities exchanges are valued at the most recent closing values of such securities on their respective exchanges. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. Debt instruments having a maturity greater than 60 days are valued at the average of the last bid and ask price. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Board of Directors. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Directors or by the Sub-Advisers using methodologies approved by the Board of Directors.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of the ex-dividend data in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of foreign currency gains

_______________________________________________________________________________
                                                                  June 30, 2002
                                      36

_______________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

and losses related to fluctuation in exchange rates between the initial trade and subsequent sale trade date is included in realized gain/(loss) on investments.

Dividends to Shareholders: Dividends from net investment income are declared and paid annually for the U.S. Equity, International Growth and Small Cap Funds and quarterly for the Real Estate Fund. Net realized capital gains, if any, are distributed at least annually.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

A portion of the dividend income recorded by the Real Estate Fund is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Fund as a reduction of the cost basis of the securities held.

Federal Income Taxes: The Company treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no provision is made by the Funds for federal income or excise taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with the applicable country's tax rules and rates.

_______________________________________________________________________________
June 30, 2002
                                      37

_______________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


When-Issued and Delayed-Delivery Transactions: The Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller's failure to do so may cause a Fund to miss an advantageous price or yield.

3.  Investment Advisory Fee, Administration Fee and Other Fees
The Company has entered into an investment advisory agreement with Forward Management, LLC ("Forward" or the "Adviser") pursuant to which Forward provides investment advisory services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: U.S. Equity Fund, 0.80% on the first $100 million, 0.725% on the next $400 million, and 0.65% on assets over $500 million; International Growth Fund, 0.85% on the first $50 million, 0.75% on the next $50 million, 0.65% on the next $150 million, 0.60% on the next $250 million, and 0.55% on assets over $500 million; Small Cap Fund, 1.05%; and the Real Estate Fund, 0.85% on the first $100 million, 0.80% on the next $400 million, and 0.70% on assets over $500 million.

Forward has entered into investment sub-advisory agreements with Garzarelli Investment Management, LLC ("Garzarelli") for the U.S. Equity Fund; Hansberger Global Investors, Inc. ("HGI") for the International

_______________________________________________________________________________
                                                                  June 30, 2002
                                      38

_______________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)

Growth Fund; Hoover Investment Management Co., LLC ("Hoover") for the Small Cap Fund; and Uniplan Real Estate Advisors, Inc. ("Uniplan") for the Real Estate Fund (each a "Sub-Adviser"). Pursuant to these agreements, the Sub-Advisers provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward calculated daily and payable monthly at the following annual rates based on each Fund's average daily net assets: the U.S. Equity Fund, 0.55% on the first $100 million, 0.475% on the next $400 million, and 0.40% on assets over $500 million; the International Growth Fund, 0.50%; the Small Cap Fund, 0.70%; and the Real Estate Fund, 0.60% on the first $100 million, 0.55% on the next $400 million, and 0.45% on assets over $500 million.

Waiver of Fees
The Adviser has agreed to voluntarily waive a portion of its fees and/or reimburse certain expenses. These voluntary waivers and/or reimbursements will continue until at least January 1, 2003. As a result of such waivers, the aggregate net expenses (as a percentage of net assets) for the six months ended June 30, 2002 have been limited to 1.99% for the U.S. Equity, International Growth, Small Cap Retail Class, Small Cap Institutional Class, and Real Estate Funds. Any waiver or reimbursement by the Adviser is subject to recoupment from the Fund within the three years following the year in which the expense was incurred, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

For the the six months ended June 30, 2002, the fee waivers and/or reimbursements were as follows:

                                      Fees     Expenses
                                    Waived by Reimbursed
               Fund                  Adviser  by Adviser  Total
               ----                 --------- ---------- -------
               U.S. Equity           $13,421     $--     $13,421
               International Growth   42,391      --      42,391
               Small Cap              34,792      --      34,792
               Real Estate            16,221      --      16,221

_______________________________________________________________________________
June 30, 2002
                                      39

_______________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


During the six months ended June 30, 2002, the Advisor did not recoup any waived fees or reimbursed expenses.

At June 30, 2002, the balance of recoupable expenses for each Fund was:

                                                  Six Months
                                                    Ended
                                                   June 30,
           Fund                   2000     2001      2002     Total
           ----                 -------- -------- ---------- --------
           U.S. Equity          $102,206 $109,507  $13,421   $225,134
           International Growth  105,141  158,418   42,391    305,950
           Small Cap             258,623  357,121   34,792    650,536
           Real Estate            97,048   85,096   16,221    198,365

The Retail Class shares of the Funds have a Distribution Plan pursuant to Rule 12b-1 for which up to 0.25% of each Fund's average daily net assets may be used to pay shareholder servicing and distribution fees. In addition, the Retail Class shares of the Funds have a Shareholder Servicing Plan which may be used to pay shareholder servicing fees at an annual rate of up to 0.10% of each Fund's average net assets. The expenses of the Distribution and Shareholder Servicing Plans are reflected as distribution and service fees in the Statement of Operations.

PFPC Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

The Company has entered into an administration agreement with PFPC Inc. (the "Administrator"), an indirect wholly owned subsidiary of PNC Financial Services Group, Inc. The Administrator also serves as the Company's transfer agent and dividend paying agent.

Overall responsibility for oversight of the Funds rests with the Directors of the Company. There are currently five directors, three of whom are not "interested persons" of the Company within the meaning of that term under the 1940 Act. Each non-interested Director receives $3,000 per regular meeting and $1,500 for each special meeting attended.

_______________________________________________________________________________
                                                                  June 30, 2002
                                      40

_______________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


4.  Shares of Beneficial Interest
The authorized capital stock of the Company consists of one billion four hundred million (1,400,000,000) shares of two classes of common stock having a par value of $0.001 per share (fifty million shares are allocated as Institutional Class shares of the Small Cap Fund). Each Fund has one class of shares, except the Small Cap Fund, which has two classes of shares. Each share represents an equal proportionate interest in the Fund with other shares of the Fund, and each is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Directors.

Shares exchanged or redeemed after holding them 60 days or less after the purchase date will incur a fee of 2.00% of the total redemption amount.

The following entities owned of record or beneficially, as of June 30, 2002, 5% or greater of any class of the Funds outstanding equity securities:

      Fund                                     Name             Percentage
      ----                                     ----             ----------
      U.S. Equity                   Sutton Place Associates LLC    96.88%
      International Growth          Sutton Place Associates LLC    99.08%
      Small Cap Retail Class        Charles Schwab & Co., Inc.     42.00%
                                    Sutton Place Associates LLC    23.01%
                                    MUIR & Co.                     21.55%
      Small Cap Institutional Class 1 Harder Foundation           100.00%
      Real Estate                   Sutton Place Associates LLC    96.60%

_______________________________________________________________________________
June 30, 2002
                                      41

_______________________________________________________________________________

Notes to Financial Statements (Unaudited)
(continued)


5.  Purchases and Sales of Investments
The cost of investments purchased and proceeds from investments sold, excluding U.S. Government and short-term investments, for the six months ended June 30, 2002, were as follows:

                                        Cost of   Proceeds from
                                      Investments  Investments
                 Fund                  Purchased      Sold
                 ----                 ----------- -------------
                 U.S. Equity          $ 7,058,393  $ 6,958,047
                 International Growth   3,103,466    3,465,370
                 Small Cap             82,733,160   79,579,345
                 Real Estate            3,148,845    2,659,630

Tax Basis of Investments
At June 30, 2002, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

                                    Gross        Gross     Net Unrealized
                       Cost of    Unrealized   Unrealized  Appreciation/
       Fund          Investments Appreciation Depreciation (Depreciation)
       ----          ----------- ------------ ------------ --------------
       U.S. Equity   $24,616,384 $ 2,174,626  $(4,311,114)  $(2,136,488)
       International
        Growth        18,079,508   2,254,816   (3,071,829)     (817,013)
       Small Cap      96,740,413  18,551,085   (3,815,257)   14,735,828
       Real Estate    11,978,164   3,570,128       (8,154)    3,561,974

Foreign Securities
Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

_______________________________________________________________________________
                                                                  June 30, 2002
                                      42

_______________________________________________________________________________

                                      Notes to Financial Statements (Unaudited)
                                                                    (continued)


6.  REITs
Because the Real Estate Fund invests a substantial portion of its assets in REITs, the Real Estate Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

7.  Post October Loss
Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2001, the Funds elected to defer capital losses and currency losses occurring between November 1, 2001 and December 31, 2001 as follows:

              Fund                 Capital Losses Currency Losses
              ----                 -------------- ---------------
              U.S. Equity             $  6,070            --
              International Growth     788,881        $7,073

8.  Capital Loss Carryforwards
At December 31, 2001 the following Funds had available for Federal income tax purposes unused capital losses as follows:

                       Expiring in Expiring in Expiring in Expiring in
         Fund             2006        2007        2008        2009
         ----          ----------- ----------- ----------- -----------
         U.S. Equity       --          --          --      $2,317,730
         International
          Growth        $304,243     $43,416   $1,297,970   2,884,919
         Small Cap         --          --          --       5,507,163

_______________________________________________________________________________
June 30, 2002
                                      43

                         INVESTMENT ADVISER
                         Forward Management, LLC
                           San Francisco, CA

                         DISTRIBUTOR
                         PFPC Distributors, Inc.
                           King of Prussia, PA

                         COUNSEL
                         Dechert
                           Washington, DC

                         INDEPENDENT ACCOUNTANTS
                         PricewaterhouseCoopers, LLP
                           San Francisco, CA

                         CUSTODIAN
                         Brown Brothers Harriman & Co.
                           Boston, MA

FORWARD FUNDS

> FORWARD GARZARELLI U.S.
  EQUITY FUND

> FORWARD HANSBERGER
  INTERNATIONAL GROWTH FUND

> FORWARD HOOVER SMALL
  CAP EQUITY FUND

> FORWARD UNIPLAN REAL
  ESTATE INVESTMENT FUND





FFSANN 6/02